Derivative Instruments (Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Notional amount	$ 199,901	$ 208,872
Fair value	6,639	(6,352)
Option Contracts To Hedge Payroll Expenses [Member]
Derivative [Line Items]
Notional amount	73,400	58,000
Fair value	(2,920)	2,423
Option Contracts To Hedge Leasehold Improvements [Member]
Derivative [Line Items]
Notional amount	3,000
Fair value	(28)
Forward Contracts To Hedge Israeli Treasury Bills [Member]
Derivative [Line Items]
Notional amount	123,501	150,872
Fair value	$ 9,587	$ (8,775)